Liquidity and Going Concern (Details)	12 Months Ended
	Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)	Sep. 30, 2023 HKD ($)	Sep. 30, 2025 HKD ($)
Liquidity and Going Concern [Line Items]
Generating net cash inflows	$ 2,075,982	$ 16,153,012	$ 1,462,302	$ (3,688,221)
Working capital deficit	$ 2,870,602		$ 36,287,480		$ 22,335,867